Shareholder Report, Average Annual Return (Details)		2 Months Ended		7 Months Ended		9 Months Ended	12 Months Ended	13 Months Ended	18 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	30 Months Ended	32 Months Ended	56 Months Ended	60 Months Ended		65 Months Ended	67 Months Ended	71 Months Ended	80 Months Ended		87 Months Ended	89 Months Ended	96 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000141385 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Diversified Return International Equity ETF - Net Asset Value
Average Annual Return, Percent							24.42%										10.89%											6.50%
C000141386 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Diversified Return Emerging Markets Equity ETF - Net Asset Value
Average Annual Return, Percent							16.56%										9.84%											6.74%
C000146462 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Diversified Return U.S. Equity ETF - Net Asset Value
Average Annual Return, Percent							6.03%										13.00%											10.53%
C000168940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Diversified Return U.S. Mid Cap Equity ETF - Net Asset Value
Average Annual Return, Percent							5.13%										12.44%										10.11%
C000173015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Diversified Return U.S. Small Cap Equity ETF - Net Asset Value
Average Annual Return, Percent							7.89%										13.23%									9.45%
C000194672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan U.S. Momentum Factor ETF - Net Asset Value
Average Annual Return, Percent							21.59%										16.50%								14.74%
C000194673 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan U.S. Value Factor ETF - Net Asset Value
Average Annual Return, Percent							14.63%										16.71%								11.28%
C000194674 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan U.S. Quality Factor ETF - Net Asset Value
Average Annual Return, Percent							13.61%										16.38%								13.97%
C000200803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan BetaBuilders Canada ETF - Net Asset Value
Average Annual Return, Percent							25.71%										16.38%						10.85%
C000200804 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF - Net Asset Value
Average Annual Return, Percent							14.69%										9.25%						5.76%
C000200805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan BetaBuilders Europe ETF - Net Asset Value
Average Annual Return, Percent							23.53%										14.07%							8.20%
C000200806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan BetaBuilders Japan ETF - Net Asset Value
Average Annual Return, Percent							26.44%										9.80%							6.62%
C000209992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan BetaBuilders U.S. Equity ETF - Net Asset Value
Average Annual Return, Percent							21.67%										17.28%				16.20%
C000216193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan BetaBuilders International Equity ETF - Net Asset Value
Average Annual Return, Percent							23.52%										12.47%			9.21%
C000218319 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan BetaBuilders U.S. Mid Cap Equity ETF - Net Asset Value
Average Annual Return, Percent							12.58%										11.70%		15.33%
C000218815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan International Growth ETF - Net Asset Value
Average Annual Return, Percent							20.56%										5.11%	8.49%
C000221046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan BetaBuilders U.S. Small Cap Equity ETF - Net Asset Value
Average Annual Return, Percent							14.62%									9.44%
C000225965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan ActiveBuilders Emerging Markets Equity ETF - Net Asset Value
Average Annual Return, Percent							30.15%								2.90%
C000231437 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan International Research Enhanced Equity ETF - Net Asset Value
Average Annual Return, Percent							23.02%										13.09%											7.49%
C000240773 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan BetaBuilders Emerging Markets Equity ETF - Net Asset Value
Average Annual Return, Percent							26.31%						17.02%
C000241063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Active China ETF - Net Asset Value
Average Annual Return, Percent							27.48%							8.64%
C000243005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Healthcare Leaders ETF - Net Asset Value
Average Annual Return, Percent							(0.02%)			9.77%
C000243909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Global Select Equity ETF - Net Asset Value
Average Annual Return, Percent							13.37%					19.16%
C000243910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan International Value ETF - Net Asset Value
Average Annual Return, Percent							36.57%					26.16%
C000244865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Hedged Equity Laddered Overlay ETF - Net Asset Value
Average Annual Return, Percent							8.33%				14.56%
C000248102 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Active Developing Markets Equity ETF - Net Asset Value
Average Annual Return, Percent							32.74%		21.59%
C000251303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Dividend Leaders ETF - Net Asset Value
Average Annual Return, Percent							15.38%	11.96%
C000255141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Flexible Income ETF - Net Asset Value
Average Annual Return, Percent	[1]					9.72%
C000257148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF - Net Asset Value
Average Annual Return, Percent	[2]			16.65%
C000257466 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan International Hedged Equity Laddered Overlay ETF - Net Asset Value
Average Annual Return, Percent							16.14%										8.65%					5.80%
C000260514 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JPMorgan Equity and Options Total Return ETF - Net Asset Value
Average Annual Return, Percent	[3]	5.71%
JP Morgan Diversified Factor International Equity Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JP Morgan Diversified Factor International Equity Index (net total return)
Average Annual Return, Percent							24.57%										11.22%											6.75%
FTSE Developed ex North America Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE Developed ex North America Index (net total return)
Average Annual Return, Percent							25.08%										12.18%											7.61%
FTSE Emerging Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE Emerging Index (net total return)
Average Annual Return, Percent							22.90%										7.85%											7.93%
JP Morgan Diversified Factor Emerging Markets Equity Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JP Morgan Diversified Factor Emerging Markets Equity Index (net total return)
Average Annual Return, Percent							16.77%										10.53%											7.42%
JP Morgan Diversified Factor US Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JP Morgan Diversified Factor US Equity Index
Average Annual Return, Percent							6.15%										13.17%											10.76%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000 Index
Average Annual Return, Percent							21.14%										17.05%								14.54%			14.39%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Average Annual Return, Percent							20.81%										16.74%									14.88%	14.94%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000 Index
Average Annual Return, Percent							14.41%										11.50%									8.91%
JP Morgan US Momentum Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JP Morgan US Momentum Factor Index
Average Annual Return, Percent							21.77%										16.63%								14.88%
JP Morgan US Quality Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JP Morgan US Quality Factor Index
Average Annual Return, Percent							13.78%										16.47%								14.10%
Morningstar Canada Target Market Exposure IndexSM net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® Canada Target Market Exposure IndexSM (net total return)
Average Annual Return, Percent							25.84%										16.27%						10.64%
Morningstar Developed Asia Pacific ex Japan Target Market Exposure IndexSM net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return)
Average Annual Return, Percent							14.78%										9.44%						5.87%
Morningstar Developed Europe Target Market Exposure Index SM net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® Developed Europe Target Market Exposure IndexSM (net total return)
Average Annual Return, Percent							23.62%										13.83%							8.04%
Morningstar Japan Target Market Exposure IndexSM net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® Japan Target Market Exposure IndexSM (net total return)
Average Annual Return, Percent							24.92%										9.94%							6.60%
Morningstar US Target Market Exposure IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® US Target Market Exposure IndexSM
Average Annual Return, Percent							21.70%										17.30%				16.24%
Morningstar Developed Markets ex North America Target Market Exposure Index SM net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return)
Average Annual Return, Percent							23.14%										12.35%			9.04%
Morningstar US Market IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® US Market IndexSM
Average Annual Return, Percent							21.00%									14.69%	16.99%		18.75%
MSCI ACWI ex USA Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex USA Index (net total return)
Average Annual Return, Percent							24.93%					19.30%					11.18%	12.35%
MSCI Emerging Markets Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index (net total return)
Average Annual Return, Percent							27.91%		21.04%						3.79%
MSCI EAFE Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (net total return)
Average Annual Return, Percent							23.03%										12.33%					8.92%						7.48%
Morningstar Emerging Markets Target Market Exposure IndexSM net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return)
Average Annual Return, Percent							26.21%						17.95%
MSCI China All Shares Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI China All Shares Index (net total return)
Average Annual Return, Percent							29.04%							11.81%
MSCI World Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Index (net total return)
Average Annual Return, Percent						15.33% [1]	22.02%			27.09%		22.09%
MSCI World Healthcare Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Healthcare Index (net total return)
Average Annual Return, Percent							(0.34%)			9.08%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent		0.84%	[3]	2.54%	[2]		4.34%				4.90%						3.05%					2.67%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Average Annual Return, Percent		6.31%	[3]	20.62%	[2]		21.45%				26.60%
MSCI ACWI Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Index (net total return)
Average Annual Return, Percent							22.64%	19.08%
Seventyfive MSCI World Index net total return 25 Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							75% MSCI World Index (net total return) / 25% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[1]					13.17%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Nasdaq-100 Index
Average Annual Return, Percent	[2]			30.34%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000 Value Index
Average Annual Return, Percent							11.15%										14.28%								9.47%
JP Morgan US Value Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JP Morgan US Value Factor Index
Average Annual Return, Percent							14.76%										16.79%								11.48%
JP Morgan Diversified Factor US Mid Cap Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JP Morgan Diversified Factor US Mid Cap Equity Index
Average Annual Return, Percent							5.37%										12.70%										10.39%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap Index
Average Annual Return, Percent							10.79%										12.33%										11.20%
JP Morgan Diversified Factor US Small Cap Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							JP Morgan Diversified Factor US Small Cap Equity Index
Average Annual Return, Percent							8.07%										13.45%									9.66%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000 Growth Index
Average Annual Return, Percent							30.52%										19.24%								18.95%
Morningstar US Mid Cap Target Market Exposure Extended IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® US Mid Cap Target Market Exposure Extended IndexSM
Average Annual Return, Percent							12.69%										11.73%		15.39%
MSCI ACWI ex USA Growth Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex USA Growth Index (net total return)
Average Annual Return, Percent							21.77%										7.11%	9.37%
Morningstar US Small Cap Target Market Exposure Extended IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Morningstar® US Small Cap Target Market Exposure Extended IndexSM
Average Annual Return, Percent							14.73%									9.45%
MSCI ACWI ex USA Value Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex USA Value Index (net total return)
Average Annual Return, Percent							28.16%					20.81%

[1]	Not annualized.
[2]	Not annualized.
[3]	Not annualized.